Submission	Oct. 19, 2026
Submission [Line Items]
Central Index Key	0001144215
Registrant Name	ACUITY INC. (DE)
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES